Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Total	Series A-1 Preferred Stock		Series B Preferred Stock	Series C Preferred Stock	Preferred Stock Series A Preferred Stock	Preferred Stock Series A-1 Preferred Stock		Preferred Stock Series A-2 Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A-1 Preferred Stock		Additional Paid-in Capital Series B Preferred Stock	Additional Paid-in Capital Series C Preferred Stock	Accumulated Deficit	Accumulated Deficit Series A-1 Preferred Stock	Noncontrolling Interest	Noncontrolling Interest Series A-1 Preferred Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2017							7,295,759	0		0	0	0	10,005,347
Beginning balance at Dec. 31, 2017		$ 5,683,000					$ 1,000	$ 0		$ 0	$ 0	$ 0	$ 1,000	$ 10,254,000					$ (4,654,000)		$ 81,000		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions to FTS Agency	[1]	$ 44,000																			44,000
Exercise of stock options (in shares)		41,058											92,724
Exercise of stock options		$ 0
Stock-based compensation expenses		128,000												128,000
Net loss		(12,354,000)																	(12,047,000)		(307,000)
Net loss		(12,047,000)
Ending balance (in shares) at Dec. 31, 2018	[2]						7,295,759	0		0	0	0	10,098,071
Ending balance at Dec. 31, 2018	[2]	(6,499,000)					$ 1,000	$ 0		$ 0	$ 0	$ 0	$ 1,000	10,382,000					(16,701,000)		(182,000)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net of financing costs (in shares)								104,774	[3]		2,642,036	4,270,182
Issuance of preferred stock, net of financing costs			$ 750,000	[3]	$ 24,950,000	$ 51,513,000									$ 750,000	[3]	$ 24,950,000	$ 51,513,000
Conversion of convertible notes (in shares)								1,049,637		2,335,837
Conversion of convertible notes		22,533,000												22,533,000
Issuance of Series A-1 preferred stock as part of the North American Title Acquisition (in shares)								7,004,797
Stock issued in acquisition			$ 50,142,000					$ 1,000							$ 50,141,000					$ (182,000)		$ 182,000
Purchase of First Title’s ownership in FTS Agency		$ (2,975,000)												(2,975,000)
Exercise of stock options (in shares)		201,196											201,196
Exercise of stock options		$ 29,000												29,000
Stock-based compensation expenses		899,000												899,000
Grants of RSAs (in shares)													346,737
Grants of RSAs		0
Vesting of early exercised stock options issued under notes		157,000												157,000
Cancellations of nonvested early exercised stock options issued under notes (in shares)													(271,960)
Warrants issued		34,473,000												34,473,000
Net loss		(27,137,000)																	(27,137,000)
Net loss		(27,137,000)
Other comprehensive income		510,000																					510,000
Ending balance (in shares) at Dec. 31, 2019							7,295,759	8,159,208		2,335,837	2,642,036	4,270,182	10,374,044
Ending balance at Dec. 31, 2019		149,345,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 0	$ 1,000	192,852,000					(44,020,000)				510,000
Ending balance at Dec. 31, 2019		149,345,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 0	$ 1,000	192,852,000					(44,020,000)		0		510,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net of financing costs (in shares)												5,849,302
Issuance of preferred stock, net of financing costs		70,702,000										$ 1,000		70,701,000
Exercise of stock options (in shares)													63,089
Exercise of stock options		24,000												24,000
Stock-based compensation expenses		308,000												308,000
Net loss		(16,586,000)																	(16,586,000)
Other comprehensive income		9,000																					9,000
Ending balance (in shares) at Mar. 31, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,437,133
Ending balance at Mar. 31, 2020		203,802,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	263,885,000					(60,606,000)				519,000
Beginning balance (in shares) at Dec. 31, 2019							7,295,759	8,159,208		2,335,837	2,642,036	4,270,182	10,374,044
Beginning balance at Dec. 31, 2019		149,345,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 0	$ 1,000	192,852,000					(44,020,000)				510,000
Beginning balance at Dec. 31, 2019		149,345,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 0	$ 1,000	192,852,000					(44,020,000)		0		510,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(22,918,000)
Ending balance (in shares) at Jun. 30, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,338,665
Ending balance at Jun. 30, 2020		197,274,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	264,194,000					(66,938,000)				14,000
Beginning balance (in shares) at Dec. 31, 2019							7,295,759	8,159,208		2,335,837	2,642,036	4,270,182	10,374,044
Beginning balance at Dec. 31, 2019		149,345,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 0	$ 1,000	192,852,000					(44,020,000)				510,000
Beginning balance at Dec. 31, 2019		149,345,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 0	$ 1,000	192,852,000					(44,020,000)		0		510,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net of financing costs (in shares)												5,849,302
Issuance of preferred stock, net of financing costs		$ 70,702,000										$ 1,000		70,701,000
Exercise of stock options (in shares)		216,641											106,858
Exercise of stock options		$ 416,000												416,000
Stock-based compensation expenses		2,495,000												2,495,000
Net loss		(35,103,000)																	(35,103,000)
Net loss		(35,103,000)
Other comprehensive income		176,000																					176,000
Ending balance (in shares) at Dec. 31, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,480,902
Ending balance at Dec. 31, 2020		188,031,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	266,464,000					(79,123,000)				686,000
Ending balance at Dec. 31, 2020		188,031,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	266,464,000					(79,123,000)		0		686,000
Beginning balance (in shares) at Mar. 31, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,437,133
Beginning balance at Mar. 31, 2020		203,802,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	263,885,000					(60,606,000)				519,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)													(98,468)
Exercise of stock options		27,000												27,000
Stock-based compensation expenses		282,000												282,000
Net loss		(6,332,000)																	(6,332,000)
Other comprehensive income		(505,000)																					(505,000)
Ending balance (in shares) at Jun. 30, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,338,665
Ending balance at Jun. 30, 2020		197,274,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	264,194,000					(66,938,000)				14,000
Beginning balance (in shares) at Dec. 31, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,480,902
Beginning balance at Dec. 31, 2020		188,031,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	266,464,000					(79,123,000)				686,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)													439,945
Exercise of stock options		1,267,000												1,267,000
Stock-based compensation expenses		2,289,000												2,289,000
Warrants issued		18,519,000												18,519,000
Net loss		(11,758,000)																	(11,758,000)
Other comprehensive income		(686,000)																					(686,000)
Ending balance (in shares) at Mar. 31, 2021							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,920,847
Ending balance at Mar. 31, 2021		197,662,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	288,539,000					(90,881,000)				0
Beginning balance (in shares) at Dec. 31, 2020							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,480,902
Beginning balance at Dec. 31, 2020		188,031,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	266,464,000					(79,123,000)				686,000
Beginning balance at Dec. 31, 2020		$ 188,031,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	266,464,000					(79,123,000)		$ 0		686,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		524,875
Net loss		$ (35,057,000)
Ending balance (in shares) at Jun. 30, 2021							7,295,759	12,975,006		2,335,837	2,642,036	10,119,484	11,010,181
Ending balance at Jun. 30, 2021		177,626,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	291,802,000					(114,180,000)				0
Beginning balance (in shares) at Mar. 31, 2021							7,295,759	8,159,208		2,335,837	2,642,036	10,119,484	10,920,847
Beginning balance at Mar. 31, 2021		197,662,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	288,539,000					(90,881,000)				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)													89,334
Exercise of stock options		109,000												109,000
Stock-based compensation expenses		2,967,000												2,967,000
Exercise of stock warrants (in shares)								4,815,798
Exercise of stock warrants		187,000												187,000
Net loss		(23,299,000)																	(23,299,000)
Ending balance (in shares) at Jun. 30, 2021							7,295,759	12,975,006		2,335,837	2,642,036	10,119,484	11,010,181
Ending balance at Jun. 30, 2021		$ 177,626,000					$ 1,000	$ 1,000		$ 0	$ 0	$ 1,000	$ 1,000	$ 291,802,000					$ (114,180,000)				$ 0

[1]	On September 28, 2017, States Title FTS Agency ("FTS Agency") was formed as a limited liability company, 51% owned by Legacy States Title and 49% owned by First Title & Escrow, Inc. ("First Title").
[2]	All shares as of December 31, 2018 were shares of Legacy States Title. On January 7, 2019, in conjunction with the North American Title Acquisition, all shares of Legacy States Title were converted on a 1:1 basis into shares of the Company. Please see Note 1 and Note 3 in the accompanying notes to these consolidated financial statements for additional information.
[3]	On January 7, 2019, First Title purchased 104,774 Series A-1 preferred stock.